Loans and Allowance for Loan Losses - Company's Impaired Loans (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Impaired [Line Items]
Recorded Investment	$ 10,576	$ 27,025
Unpaid Principal Balance	13,041	28,887
Related Allowance	1,631	4,516
Average Recorded Investment	17,660	34,629
Interest Income Recognized	482	755
With No Related Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	3,524	9,590
Unpaid Principal Balance	4,322	9,602
Average Recorded Investment	7,960	9,679
Interest Income Recognized	212	287
With Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	7,052	17,435
Unpaid Principal Balance	8,719	19,285
Related Allowance	1,631	4,516
Average Recorded Investment	9,700	24,950
Interest Income Recognized	270	468
Residential 1-4 Family [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	3,110	4,329
Unpaid Principal Balance	3,061	4,590
Related Allowance	376	1,150
Average Recorded Investment	2,444	8,054
Interest Income Recognized	175	203
Residential 1-4 Family [Member] | With No Related Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	1,891	357
Unpaid Principal Balance	1,854	404
Average Recorded Investment	1,081	2,947
Interest Income Recognized	114	16
Residential 1-4 Family [Member] | With Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	1,219	3,972
Unpaid Principal Balance	1,207	4,186
Related Allowance	376	1,150
Average Recorded Investment	1,363	5,107
Interest Income Recognized	61	187
Construction [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment		3,806
Unpaid Principal Balance		3,806
Related Allowance		950
Average Recorded Investment	2,488	8,124
Interest Income Recognized		11
Construction [Member] | With No Related Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment		1,393
Unpaid Principal Balance		1,393
Average Recorded Investment	673	2,265
Interest Income Recognized		11
Construction [Member] | With Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment		2,413
Unpaid Principal Balance		2,413
Related Allowance		950
Average Recorded Investment	1,815	5,859
Farmland [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	702	131
Unpaid Principal Balance	701	131
Related Allowance	120	57
Average Recorded Investment	767	1,818
Interest Income Recognized	7	8
Farmland [Member] | With Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	702	131
Unpaid Principal Balance	701	131
Related Allowance	120	57
Average Recorded Investment	767	1,818
Interest Income Recognized	7	8
Equity Lines of Credit [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment		174
Unpaid Principal Balance		174
Related Allowance		10
Average Recorded Investment		175
Interest Income Recognized		9
Equity Lines of Credit [Member] | With Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment		174
Unpaid Principal Balance		174
Related Allowance		10
Average Recorded Investment		175
Interest Income Recognized		9
Commercial [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment		52
Commercial [Member] | With No Related Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment		52
Commercial Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	6,483	17,823
Unpaid Principal Balance	8,999	19,425
Related Allowance	1,135	2,300
Average Recorded Investment	11,739	15,584
Interest Income Recognized	297	524
Commercial Real Estate [Member] | With No Related Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	1,352	7,234
Unpaid Principal Balance	2,188	7,199
Average Recorded Investment	5,984	3,750
Interest Income Recognized	95	260
Commercial Real Estate [Member] | With Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	5,131	10,589
Unpaid Principal Balance	6,811	12,226
Related Allowance	1,135	2,300
Average Recorded Investment	5,755	11,834
Interest Income Recognized	202	264
Second Mortgages [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	281	762
Unpaid Principal Balance	280	761
Related Allowance		49
Average Recorded Investment	222	822
Interest Income Recognized	3
Second Mortgages [Member] | With No Related Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	281	606
Unpaid Principal Balance	280	606
Average Recorded Investment	222	665
Interest Income Recognized	3
Second Mortgages [Member] | With Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment		156
Unpaid Principal Balance		155
Related Allowance		49
Average Recorded Investment		$ 157